ACCOUNTS RECEIVABLE (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Balance	2,714	842	842
Additions	4,038	1,872	0
Balance	6,752	2,714	842